EMPLOYEE BENEFIT PLANS AND COLLECTIVE BARGAINING AGREEMENTS - Schedule of Changes in Retirement Plan's Benefit Obligation and Fair Value of Plan Assets (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Nov. 30, 2019	Dec. 01, 2018	Feb. 23, 2019	Feb. 24, 2018
Change in fair value of plan assets:
Employer contributions	$ 9.0	$ 196.9	$ 199.3	$ 21.9
Pension
Change in projected benefit obligation:
Beginning balance	2,325.8	2,351.8	2,351.8	2,613.0
Service cost	11.3	40.3	52.4	49.8
Interest cost	62.0	66.0	85.8	88.3
Actuarial loss (gain)			0.5	(56.6)
Plan participant contributions			0.0	0.0
Benefit payments			(167.8)	(78.7)
Plan amendments			3.1	0.0
Settlements			0.0	(264.0)
Ending balance			2,325.8	2,351.8
Change in fair value of plan assets:
Beginning balance	1,847.0	1,814.0	1,814.0	1,934.8
Actual return on plan assets			3.6	201.6
Employer contributions			197.2	20.2
Plan participant contributions			0.0	0.0
Benefit payments (including settlements)			(167.8)	(342.6)
Ending balance			1,847.0	1,814.0
Components of net amount recognized in financial position:
Other current liabilities			(6.7)	(6.8)
Other long-term liabilities			(472.1)	(531.0)
Funded status			(478.8)	(537.8)
Other Post-Retirement Benefits
Change in projected benefit obligation:
Beginning balance	23.8	26.9	26.9	31.2
Service cost	0.4	0.8	1.0	1.0
Interest cost	0.5	0.4	0.5	0.9
Actuarial loss (gain)			(2.4)	(4.5)
Plan participant contributions			0.4	0.5
Benefit payments			(2.6)	(2.2)
Plan amendments			0.0	0.0
Settlements			0.0	0.0
Ending balance			23.8	26.9
Change in fair value of plan assets:
Beginning balance	$ 0.0	$ 0.0	0.0	0.0
Actual return on plan assets			0.0	0.0
Employer contributions			2.1	1.7
Plan participant contributions			0.4	0.5
Benefit payments (including settlements)			(2.5)	(2.2)
Ending balance			0.0	0.0
Components of net amount recognized in financial position:
Other current liabilities			(2.1)	(2.2)
Other long-term liabilities			(21.7)	(24.7)
Funded status			$ (23.8)	$ (26.9)